Other financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Financial Assets And Liabilities
Restricted cash non current	$ 9	$ 13
Derivative financial instruments current	414	53
Derivative financial instruments non current	203	15
Investments in equity securities non current	63	54
Loans related parties current	43
Loans related parties non current	207	149
Total other financial assets - Current	457	53
Total other financial assets non current	482	231
Derivative financial instruments current	94	197
Derivative financial instruments non current	52	428
Subordinated notes current	4
Subordinated notes non current	741
Participative shareholders debentures non current	2,254	2,217
Other financial liabilities - Related parties - Current	235	291
Other financial liabilities current	322	588
Other financial liabilities non current		32
Total other financial liabilities - Current	655	1,076
Total other financial liabilities non current	$ 3,047	$ 2,677